7. CAPITAL AND RESERVES: Schedule of weighted average assumptions used to estimate the fair value of warrants (Details) - Warrants	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Risk-free interest rate	0.71%	0.87%	0.95%
Expected life	3 years	2 years 11 months 23 days	2 years 6 months 29 days
Expected volatility	116.49%	144.62%	148.02%
Expected dividend yield	0.00%	0.00%	0.00%